Note 8 - Leases (Tables)	12 Months Ended
Oct. 31, 2015
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Fiscal year	Operating Lease
2016	$209,103
2017	16,413
Total	$225,516